Long-Term Debt - Schedule of Maturities of Long-Term Debt (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2024 (remaining)	$ 97,896
2024 & 2025	11,586,784	$ 4,261,221
2025 & 2026	9,198	86,784
2026		9,196
Total Payments	11,693,878	4,357,201
Less: Unamortized debt issuance costs	(8,232,488)	(61,857)
Less: Current maturities of long-term debt	(130,698)	(4,199,362)
Long-term debt	$ 3,330,692	$ 95,982